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TYPE						13F-HR
PERIOD						09/30/05
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Equity Trader
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	October 14, 2005

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724f101    22883 766600.00SH       SOLE                766600.00
Air Products & Chemicals Inc   COM              009158106    17825 323263.00SH       SOLE                323263.00
Amgen Inc                      COM              031162100     1956 24550.00 SH       SOLE                 24550.00
Analog Devices                 COM              032654105     1630 43900.00 SH       SOLE                 43900.00
Apple Computer                 COM              037833100    27410 511280.00SH       SOLE                511280.00
Archstone Communities Trust    COM              039583109      245  6150.00 SH       SOLE                  6150.00
Autodesk Inc                   COM              052769106    30762 662400.00SH       SOLE                662400.00
Bank of America Corp           COM              060505104    19351 459650.00SH       SOLE                459650.00
Bard (C.R.) Inc                COM              067383109    23759 359825.00SH       SOLE                359825.00
Bausch & Lomb Inc.             COM              071707103    18141 224850.00SH       SOLE                224850.00
Burlington Northern   Santa Fe COM              12189T104    20830 348325.00SH       SOLE                348325.00
CVS Corp                       COM              126650100     5373 185200.00SH       SOLE                185200.00
Celgene Corporation            COM              151020104     2675 49250.00 SH       SOLE                 49250.00
Citigroup Inc                  COM              172967101     1783 39175.00 SH       SOLE                 39175.00
Clorox Company                 COM              189054109    22503 405175.00SH       SOLE                405175.00
Coach Inc                      COM              189754104     5264 167850.00SH       SOLE                167850.00
Comcast Corp - Cl A            COM              20030n101     6793 231200.00SH       SOLE                231200.00
Conocophillips                 COM              20825C104    26952 385530.00SH       SOLE                385530.00
Disney (Walt) Co               COM              254687106    20566 852299.00SH       SOLE                852299.00
Dominion Resources, Inc. - VA  COM              25746U109     1699 19725.00 SH       SOLE                 19725.00
Dow Chemical                   COM              260543103      757 18163.00 SH       SOLE                 18163.00
Duke Energy Corp               COM              264399106    15976 547675.00SH       SOLE                547675.00
Emerson Electric Co            COM              291011104    15232 212150.00SH       SOLE                212150.00
Exelon Corporation             COM              30161N101    18854 352800.00SH       SOLE                352800.00
Exxon Mobil Corporation        COM              30231G102      836 13150.00 SH       SOLE                 13150.00
Fedex Corp                     COM              31428x106     5764 66150.00 SH       SOLE                 66150.00
Flextronics Inc                COM              Y2573F102      713 55450.00 SH       SOLE                 55450.00
General Electric Co            COM              369604103     2340 69510.00 SH       SOLE                 69510.00
Genzyme Corp - Genl Division   COM              372917104    27184 379450.00SH       SOLE                379450.00
Gilead Sciences Inc            COM              375558103     6154 126200.00SH       SOLE                126200.00
Gillette Co.                   COM              375766102      984 16900.00 SH       SOLE                 16900.00
HRPT Properties Trust          COM              40426W101      267 21550.00 SH       SOLE                 21550.00
Harrah's Entertainment Inc.    COM              413619107    23840 365700.00SH       SOLE                365700.00
Hartford Financial Services    COM              416515104    19563 253510.00SH       SOLE                253510.00
Honeywell International        COM              438516106    24709 658917.00SH       SOLE                658917.00
ITT Industries Inc             COM              450911102    28056 246975.00SH       SOLE                246975.00
Intel Corp                     COM              458140100    22324 905640.00SH       SOLE                905640.00
International Business Machine COM              459200101     1508 18800.00 SH       SOLE                 18800.00
Johnson & Johnson              COM              478160104    22602 357170.00SH       SOLE                357170.00
Juniper Networks Inc           COM              48203R104     6009 252500.00SH       SOLE                252500.00
KeySpan Corporation            COM              49337w100     2083 56625.00 SH       SOLE                 56625.00
Kimberly-Clark Corp            COM              494368103      537  9025.00 SH       SOLE                  9025.00
Lehman Brothers Holdings Inc   COM              524908100     6942 59600.00 SH       SOLE                 59600.00
Lincoln National Corp          COM              534187109    15380 295650.00SH       SOLE                295650.00
McClatchy Company - Class A    COM              579489105      261  4000.00 SH       SOLE                  4000.00
Microsoft Corp                 COM              594918104     1615 62770.00 SH       SOLE                 62770.00
NSTAR                          COM              67019E107      268  9250.00 SH       SOLE                  9250.00
Nationwide Health Pptys Inc    COM              638620104      233 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     1673 72900.00 SH       SOLE                 72900.00
Newell Rubbermaid Inc          COM              651229106      982 43363.00 SH       SOLE                 43363.00
Patterson-UTI Energy, Inc.     COM              703481101    18934 524787.00SH       SOLE                524787.00
Peabody Energy Corp            COM              704549104    22593 267850.00SH       SOLE                267850.00
Pepsico Inc                    COM              713448108     1769 31200.00 SH       SOLE                 31200.00
Pfizer Inc                     COM              717081103     2411 96566.00 SH       SOLE                 96566.00
Procter & Gamble               COM              742718109    28936 486640.00SH       SOLE                486640.00
Qualcomm Inc.                  COM              747525103    27650 617875.00SH       SOLE                617875.00
Raytheon Company               COM              755111507     1428 37560.00 SH       SOLE                 37560.00
Rockwell Automation Inc        COM              773903109    26542 501744.00SH       SOLE                501744.00
Sprint Corp                    COM              852061100    24698 1038600.00SH      SOLE               1038600.00
Starbucks Corp                 COM              855244109     5586 111500.00SH       SOLE                111500.00
Sunoco Inc.                    COM              86764P109     5400 69050.00 SH       SOLE                 69050.00
T Rowe Price Group Inc         COM              74144T108    25051 383625.00SH       SOLE                383625.00
Tidewater Inc                  COM              886423102    19838 407592.00SH       SOLE                407592.00
U S Bancorp                    COM              902973304    16192 576650.00SH       SOLE                576650.00
Unitedhealth Group Inc.        COM              91324P102      281  5000.00 SH       SOLE                  5000.00
Viacom Inc - Class B           COM              925524308     1121 33962.00 SH       SOLE                 33962.00
Weatherford International LTD  COM              G95089101     5548 80800.00 SH       SOLE                 80800.00
Whole Foods Market Inc         COM              966837106    14968 111325.00SH       SOLE                111325.00
Wyeth                          COM              983024100    25667 554725.00SH       SOLE                554725.00
REPORT SUMMARY			 69 DATA RECORDS			826658	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED